Condensed Consolidated Statements of Income/(Loss) And Comprehensive Income/(Loss) (Unaudited) (Parentheticals) - $ / shares		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Earnings per ordinary share, Basic and diluted		$ (0.584)	$ (3.977)
Weighted average number of ordinary shares outstanding, Basic and diluted	[1]	2,557,902	777,465

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021 and May 19, 2022.